SHAREHOLDERS' EQUITY - Fair Value of Options Granted (Details)	12 Months Ended
Dec. 31, 2016 CAD ($) years
Share Capital, Reserves And Other Equity Interest [Abstract]
Exercise price per share (in CAD)	$ 5.31
Risk-free interest rate	0.45%
Expected volatility	67.00%
Expected life | years	3.91
Expected dividend yield	0.00%
Expected forfeiture rate	5.45%
Weighted average per share grant date fair value (in CAD)	$ 2.43